Summary of Significant Accounting Policies (Details) - Schedule of assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives	12 Months Ended
Dec. 31, 2022
Computers equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	33.00%
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	7.00%
Leasehold improvements [Member[
Property, Plant and Equipment [Line Items]
Property and equipment term	Shorter of remaining lease term or estimated useful life